SCHEDULE OF INDIVIDUAL FINANCIAL INFORMATION (Details) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
DisclosureParentEntityTableLineItems [Line Items]
Current assets	$ 22,236,114	$ 15,192,749
Non-current assets	735,574	440,230
Total assets	22,971,688	15,632,979
Current liabilities	1,405,381	1,397,572
Non-current liabilities	33,272	242,800
Total liabilities	1,438,653	1,640,372
Share Capital Reserves	153,574,974	140,111,073	$ 125,498,824
Other reserves	11,033,279	9,928,571
Retained earnings	(143,075,218)	(136,047,037)	(129,737,550)
Total Equity	21,533,035	13,992,607	$ 1,771,206	$ 4,711,878
Balance Sheet [Member]
DisclosureParentEntityTableLineItems [Line Items]
Current assets	21,809,918	11,646,391
Non-current assets	2,011,338	345,236
Total assets	23,821,256	11,991,627
Current liabilities	1,317,378	10,095,549
Non-current liabilities	7,694,668	1,117,947
Total liabilities	9,012,046	11,213,496
Share Capital Reserves	153,574,974	140,111,073
Other reserves	(117,131)	(117,131)
Share-based payments	8,499,649	6,184,391
Retained earnings	(147,148,282)	(145,400,202)
Total Equity	14,809,210	778,131
Profit/(Loss) for the year	$ (1,601,672)	$ (8,816,667)